Equity Investment - Summary of investment in equity investees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investments And Joint Ventures [Abstract]
Balance at the beginning of year	$ 158
Cost of investment		$ 566
Capital injection	412	566
Share of losses	(111)	(408)
Exchange differences	1
Balance at the end of year	$ 460	$ 158